Organization and nature of operations - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 177,329	$ 170,802	$ 177,154	$ 123,358
Short-term investments	110,209	101,078
Accounts receivable, net	32,662	31,210
Due from related parties (Allowance for current expected credit losses of USD 388 and USD 691 as of December 31, 2023 and 2024, respectively)	31,519	12,644
Inventories	1,255	2,219
Prepayments and other current assets	10,058	9,423
Total current assets	363,032	327,376
Non-current assets:
Long-term investments	30,599	32,134
Property and equipment, net	55,430	60,028
Operating lease assets	450	575	865
Intangible assets, net	8,310	5,697
Deferred tax assets	10,528	478
Goodwill		20,826	$ 21,179
Long-term prepayments and other assets	5,334	1,953
Restricted cash	218
Total assets	473,901	468,686
Current liabilities:
Accounts payable	22,964	24,430
Due to related parties	17
Accrued liabilities and other payables	52,093	53,708
Short-term borrowings and current portion of long-term borrowings	2,087	6,906
Lease liabilities, current portion	253	276
Total current liabilities.	126,736	128,086
Non-current liabilities:
Contract liabilities	458	846
Deferred tax liabilities	1,614	513
Long-term borrowings	27,127	15,539
Lease liabilities	161	229
Other long-term payables	480
Total liabilities	156,116	145,213
Related parties
Current assets:
Due from related parties (Allowance for current expected credit losses of USD 388 and USD 691 as of December 31, 2023 and 2024, respectively)	31,519	12,644
Current liabilities:
Due to related parties	17
VIEs
Current assets:
Cash and cash equivalents	42,514	37,286
Short-term investments	14,484	14,825
Accounts receivable, net	27,221	27,851
Due from related parties (Allowance for current expected credit losses of USD 388 and USD 691 as of December 31, 2023 and 2024, respectively)	5,500	5,278
Due from related parties	11,532	12,330
Inventories	1,251	2,219
Prepayments and other current assets	3,810	2,579
Total current assets	106,312	102,368
Non-current assets:
Long-term investments	6,570	6,668
Property and equipment, net	55,307	59,882
Operating lease assets	450	575
Intangible assets, net	4,901	5,697
Deferred tax assets	9,873
Goodwill		20,826
Long-term prepayments and other assets	2,532	1,928
Restricted cash	218
Total assets	186,163	197,944
Current liabilities:
Accounts payable	19,330	21,517
Due to related parties	17
Due to group companies	84,476	93,740
Contract liabilities	36,827	34,723
Income tax payable	6,430	4,739
Accrued liabilities and other payables	36,342	42,035
Short-term borrowings and current portion of long-term borrowings	2,087	6,906
Lease liabilities, current portion	253	276
Total current liabilities.	185,762	203,936
Non-current liabilities:
Contract liabilities	458	846
Deferred tax liabilities	870	513
Amount due to group companies	68,901	68,902
Long-term borrowings	27,127	15,539
Lease liabilities	161	229
Other long-term payables	480
Total liabilities	$ 283,759	$ 289,965